Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ 2,539,077	R$ 2,572,336	R$ 2,451,011
Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	135,913	152,472	153,476
Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	2,304,643	2,304,920	2,176,069
Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	74,734	83,588	93,531
Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	23,787	31,356	27,935
Gross carrying amount [member]
Property And Equipment Is Composed As Follows Abstract
Property and equipment	5,120,573	4,783,487	4,105,304
Gross carrying amount [member] | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	267,750	262,572	244,452
Gross carrying amount [member] | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	4,610,379	4,295,698	3,658,969
Gross carrying amount [member] | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	173,722	163,003	154,343
Gross carrying amount [member] | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	68,722	62,214	47,540
Accumulated amortization
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(2,581,496)	(2,211,151)	(1,654,293)
Accumulated amortization | Data processing equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(131,837)	(110,100)	(90,976)
Accumulated amortization | Machinery and equipment
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(2,305,736)	(1,990,778)	(1,482,900)
Accumulated amortization | Leasehold improvements
Property And Equipment Is Composed As Follows Abstract
Property and equipment	(98,988)	(79,415)	(60,812)
Accumulated amortization | Other
Property And Equipment Is Composed As Follows Abstract
Property and equipment	R$ (44,935)	R$ (30,858)	R$ (19,605)